Share Based Compensation - Schedule of Fair Values of Option Granted (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Fair Values of Option Granted [Line Items]
Weighted average grant date fair value of option per share
Aggregate grant date fair value of options	$ 85	$ 191	$ 184
Options [Member]
Schedule of Fair Values of Option Granted [Line Items]
Weighted average grant date fair value of option per share	$ 0.71	$ 0.21	$ 0.92